Discretionary decisions and sources of estimation uncertainties - Trade accounts receivable and allowance for doubtful accounts (Details) - EUR (€)	Jun. 30, 2018	Dec. 31, 2017
Trade accounts Receivable and Allowance for Doubtful Accounts
Trade accounts receivable, less allowance for doubtful accounts of 482,461 in 2016 and 427,841 in 2015	€ 3,552,215,000	€ 3,389,326,000
Allowance for doubtful accounts	€ 116,041,000	€ 474,891,000